Balance Sheet Components	6 Months Ended
Jun. 30, 2021
A Place For Rover INC
Schedule Of Balance Sheet Components [Line Items]
Balance Sheet Components

7. Balance Sheet Components

Property and Equipment, net

The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31,
	2019	2020
Computers	$1,534	$1,346
Furniture and fixtures	3,913	3,906
Leasehold improvements	13,136	13,660
Internal-use software	23,753	20,850
Total property and equipment	42,336	39,762
Less: Accumulated depreciation and amortization	(11,345)	(14,839)
Total property and equipment, net	$30,991	$24,923

Depreciation of property and equipment was $0.6 million, $0.6 million and $3.7 million for the years ended December 31, 2018, 2019 and 2020, respectively, and was recorded to depreciation and amortization in the consolidated statements of operations. Internal-use software amortization was $2.5 million, $5.2 million and $7.2 million for the years ended December 31, 2018, 2019 and 2020, respectively, and was recorded to cost of revenue (exclusive of depreciation and amortization shown separately) in the consolidated statements of operations.

In December 2019, the Company moved into its new headquarters in Seattle, Washington. Through December 31, 2020, the Company added leasehold improvements of $12.1 million and furniture and fixtures of $2.7 million in connection with the new leased space.

In April 2020, the Company accelerated the amortization of $2.6 million in internal-use software related to the Rover Now service, which was discontinued and is recorded in cost of revenue (exclusive of depreciation and amortization shown separately) in the consolidated statements of operations.

Accrued Expenses and Other Current Liabilities

The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31,
	2019	2020
Accrued merchant fees	$778	172
Income and other tax liabilities	711	185
Accrued legal expenses and open claims	656	382
Lease incentive, current	453	491
Coupon liabilities	352	226
Accrued interest	—	259
Accrued professional services	213	872
Series G preferred stock holdback liability	320	—
Other current liabilities	1,180	160
Total accrued expenses and other current liabilities	$4,663	$2,747

5. Balance Sheet Components

Property and Equipment, net

The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31, 2020	June 30, 2021
Computers	$1,346	$1,498
Furniture and fixtures	3,906	3,914
Leasehold improvements	13,660	13,663
Internal-use software	20,850	21,775
Total property and equipment	39,762	40,850
Less: Accumulated depreciation and amortization	(14,839)	(17,936)
Total property and equipment, net	$24,923	$22,914

Depreciation and amortization of property and equipment was $0.9 million and $1.8 million for the three and six months ended June 30, 2020, respectively, and $0.9 million and $1.9 million for the three and six months ended June 30, 2021, respectively. Depreciation and amortization of property and equipment was recorded to depreciation and amortization in the condensed consolidated statements of operations. Internal-use software amortization was $1.9 million and $3.8 million for the three and six months ended June 30, 2020, respectively, and $1.8 million and $3.5 million for the three and six months ended June 30, 2021, respectively. Internal-use software amortization was recorded to cost of revenue (exclusive of depreciation and amortization shown separately) in the condensed consolidated statements of operations.

In April 2020, the Company accelerated the amortization of $2.6 million in internal-use software related to the Rover Now service which was discontinued and is recorded in cost of revenue (exclusive of depreciation and amortization shown separately) in the condensed consolidated statements of operations.

Accrued Expenses and Other Current Liabilities

The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31 2020	June 30, 2021
Accrued capitalizable transaction expenses	$—	$3,430
Income and other tax liabilities	185	661
Accrued professional services	872	485
Accrued legal expenses and open claims	382	481
Accrued interest	259	294
Accrued merchant fees	172	4
Lease incentive, current	491	—
Other current liabilities	386	190
Total accrued expenses and other current liabilities	$2,747	$5,545